Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 254,861	$ 258,046
Purchase price allocation adjustment	37,549	57,786
Property and equipment, tax inflation	45,650	53,172
Other accrued payroll and other liabilities	13,891	14,328
Share-based compensation	3,570	5,266
Provision for contingencies	2,177	2,700
Other deferred tax assets	27,642	40,777
Other deferred tax liabilities	(9,618)	(10,781)
Property and equipment - difference in depreciation rates	(12,411)	(32,850)
Valuation allowance	(297,891)	(301,012)
Net deferred tax asset	65,420	87,432
Operating Loss Carryforwards [Line Items]
Operating tax loss carryforwards	937,989
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences	11,745	$ 26,361
Expire Between 2015 and 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	328,559
Expire After 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	190,238
No Expiration Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 419,192